Condensed Consolidated Statements of Operations (Q3) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Rental income	$ 10,307,683	$ 9,557,191	$ 28,521,546	$ 29,888,620
Expenses:
General and administrative	3,674,187	2,522,719	9,832,940	7,447,082
Depreciation and amortization	3,814,503	4,304,470	11,817,529	13,420,256
Interest expense	1,831,545	2,732,528	5,711,330	9,196,061
Property expenses	1,658,437	1,677,055	5,111,270	5,480,411
Impairment of real estate investment properties	0	0	(400,999)	9,506,525
Impairment of goodwill and intangible assets	0	0	0	34,572,403
Reserve for loan guarantee	0	(4,359)	0	3,120,678
Total expenses	10,978,672	11,232,413	32,072,070	82,743,416
Other operating income:
Gain on sale of real estate investments	4,242,771	1,693,642	4,532,413	1,693,642
Real estate operating loss	3,571,782	18,420	981,889	(51,161,154)
Other income (loss):
Lease termination (expense) income	0	(1,175,192)	0	(1,175,192)
Interest income	1,270	51	1,370	4,873
Income from investment in unconsolidated entity	75,403	92,617	222,705	239,028
Gain on forgiveness of economic relief note payable	0	0	517,000	0
Other	0	0	20,000	(4,855)
Other (expense) income, net	76,673	(1,082,524)	761,075	(936,146)
Net income (loss)	3,648,455	(1,064,104)	1,742,964	(52,097,300)
Preferred stock dividends	(143,403)	0	(143,403)	0
Net income (loss) attributable to common stockholders, basic	3,505,052	(1,064,104)	1,599,561	(52,097,300)
Net income (loss) attributable to common stockholders, diluted	$ 3,505,052	$ (1,064,104)	$ 1,599,561	$ (52,097,300)
Net income (loss) per share attributable to common stockholders (Note 2)
Basic	$ 0.47	$ (0.13)	$ 0.21	$ (6.50)
Diluted	$ 0.40	$ (0.13)	$ 0.18	$ (6.50)
Weighted-average number of common shares outstanding
Basic	7,531,559	8,075,070	7,575,013	8,019,742
Diluted	8,750,875	8,075,070	8,763,112	8,019,742
Distributions declared per common share	$ 0.2625	$ 0.4080	$ 0.7875	$ 0.9330